DETERMINATION OF FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of fair value of financial instruments [Table Text Block]
			Quoted Prices in	Significant Other	Significant
	Carrying	Fair	Active Markets	Observable Inputs	Unobservable
December 31, 2018	Amount	Value	(Level 1)	(Level 2)	Inputs (Level 3)
	$	$	$	$	$
Financial Assets:
Cash and cash equivalents	26	26	26	-	-
Accounts receivable	185	185	185	-	-

Financial Liabilities:
Accounts payable	1,507	1,507	1,507	-	-
Loans from related parties	5,095	5,095	-	-	5,095
Convertible debt	388	388	-	-	388

			Quoted Prices in	Significant Other	Significant
	Carrying	Fair	Active Markets	Observable Inputs	Unobservable
December 31, 2017	Amount	Value	(Level 1)	(Level 2)	Inputs (Level 3)
	$	$	$	$	$
Financial Assets:
Cash and cash equivalents	1,010	1,010	1,010	-	-
Accounts receivable	388	388	388	-	-

Financial Liabilities:
Accounts payable	658	658	658	-	-
Loans from related parties	4,608	4,608	-	-	4,608
Financial contract liability	6,752	6,752	-	-	6,752